EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated July 17, 2015, and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-15-051715) to the definitive versions of the Registrant’s Prospectuses regarding the Class A Shares of the Ultra Short Duration Bond Fund and the Class A and Class Y Shares of the Short Duration Government, Intermediate Duration Government and GNMA Funds, dated May 31, 2015, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on May 29, 2015 (SEC Accession No. 0001104659-15-042095).